Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Other Income [Abstract]
Interest income	RM 18,507	$ 4,140	RM 7,323	RM 49
Wage subsidy				29,900
Gain on disposal of unquoted investment, FVPL				1,542,200
Gain on disposal of property and equipment				6,501
Foreign exchange gain, net	931,340	208,335
IPO conference			502,949
Reimbursement income for expenses incurred	18,730	4,190	241,979	153,693
Others	111,430	24,926
Total	RM 1,080,007	$ 241,591	RM 752,251	RM 1,732,343